Investment in film and television programs - Schedule of investment in film and television programs (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Detailed Information About Inventory [Line Items]
Development costs	$ 1,559	$ 2,112
Productions in progress	11,890	17,577
Productions completed and released	109,564	136,543
Program and film rights - broadcasting	25,548	29,776
Investment in film and television programs	148,561	186,008	$ 195,180
Cost
Disclosure Of Detailed Information About Inventory [Line Items]
Productions completed and released	564,065	529,494
Program and film rights - broadcasting	148,288	134,765
Accumulated amortization
Disclosure Of Detailed Information About Inventory [Line Items]
Productions completed and released	(417,206)	(377,041)
Program and film rights - broadcasting	(117,121)	(102,202)
Accumulated impairment
Disclosure Of Detailed Information About Inventory [Line Items]
Productions completed and released	(37,295)	(15,910)
Accumulated Write Down Of Program And Film Rights [Member]
Disclosure Of Detailed Information About Inventory [Line Items]
Program and film rights - broadcasting	$ (5,619)	$ (2,787)